Liabilities due to customers (Tables)	6 Months Ended
Jun. 30, 2025
Liabilities due to customers
Schedule of liabilities due to customers

	As of	As of
	December 31,	June 30,
	2024	2025
Structured products	71,370	74,850
Accrued interest	153	533
	71,523	75,383